UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09102

iShares, Inc.
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	August 31, 2023

Date of reporting period:	August 31, 2023

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

August 31, 2023
iShares, Inc.
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca
2023 Annual Report

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended August 31, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. While inflation was near multi-decade highs at the beginning of the period, it declined precipitously as commodity prices dropped. Labor shortages also moderated, although wages continued to grow and unemployment rates reached the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy.
Equity returns were solid, as the durability of consumer sentiment eased investors’ concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities rose, as large-capitalization U.S. stocks and developed market equities advanced strongly. However, small-capitalization U.S. stocks and emerging market equities posted more modest gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, the first time it paused its tightening in the current cycle, before again raising rates in July 2023.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near term as growth trends for emerging markets appear brighter. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions.
For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of August 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
14.50% 15.94%
U.S. small cap equities
(Russell 2000
®
Index)
0.99 4.65
International equities (MSCI
Europe, Australasia, Far East
Index)
4.75 17.92
Emerging market equities
(MSCI Emerging Markets
Index)
3.62 1.25
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.47 4.25
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
0.11 (4.71)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.95 (1.19)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
1.04 1.70
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
4.55 7.19

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview

2023
iShares Annual Report to Shareholders
iShares, Inc.
Domestic Market Overview
U.S. stocks advanced for the 12 months ended August 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 14.76%. Economic strength in the face of tightening monetary conditions drove investor optimism surrounding the resilience of the domestic economy. Meanwhile, decelerating inflation alleviated concerns related to potential overheating and led investors to anticipate an end to monetary tightening. Nonetheless, investors watched the economy closely for the impact of higher interest rates, and several bank failures in early 2023 highlighted the potential second-order effects of tight monetary conditions.
However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity into the banking system, and equity prices recovered.
As the reporting period began, inflation, which surged in the aftermath of the coronavirus pandemic, stood near multi-decade highs. However, the inflation rate declined substantially thereafter, although it remained higher than pre-pandemic levels. Lower energy costs and the resolution of supply chain disruptions helped ease inflation, as the cost of transportation and shipping moderated significantly.
The U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates seven times over the course of the reporting period. The pace of tightening decelerated as the Fed twice lowered the increment of increase before pausing entirely in June 2023, the first time it declined to act since the tightening cycle began. However, the Fed then raised interest rates again at its July 2023 meeting and stated that it will continue to monitor economic data. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
Despite the tightening financial conditions, the U.S. economy demonstrated continued strength. The economy returned to growth in the third quarter of 2022 and showed robust, if slightly slower, growth thereafter. Consumers powered the economy, increasing their spending in both nominal and inflation-adjusted terms. A strong labor market bolstered spending, as unemployment remained low, and the number of employed persons reached an all-time high. Tightness in the labor market drove higher wages, although wage growth slowed as the reporting period continued.
Despite a divided government, the U.S. Congress was able to strike a deal in May 2023 to raise the debt ceiling, averting a potential government default. While that deal enacted modest spending cuts, government spending rose overall, and several significant investment bills also passed. These included the CHIPS Act, which encouraged the building of semiconductor capacity in the U.S., and the Inflation Reduction Act, which provided subsidies for various climate-related initiatives. These new incentives helped drive a sharp increase in factory construction during the reporting period.
In this environment, corporate profits remained solid, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of higher labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022 and the first quarter of 2023 before rebounding slightly in the second quarter of 2023. The yield curve (a graphical representation of U.S. Treasury rates at different maturities) further inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
MSCI USA Equal Weighted ETF

Fund Summary
Fund Summary
as of August 31, 2023
Investment Objective
The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA
Equal Weighted Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 8.69% 7.77% 10.38% 8.69% 45.36% 168.58%
Fund Market ................................
8.69 7.79 10.40 – % 8.69 45.49 168.84
Index ..................................... 8.76 7.88 10.52 8.76 46.15 171.89
Actual Hypothetical 5% Return
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(03/01/23)
Ending
Account Value
(08/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,048.20  $ 0.46  $ 1,000.00  $ 1,024.75  $ 0.46  0.09%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of August 31, 2023 (continued)
iShares
®
MSCI USA Equal Weighted ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. equal weighted stocks advanced notably for the reporting period as the U.S. economy posted solid growth and consumer spending continued to grow. The information technology sector contributed the most to the Index’s return, led by the software industry. Many software vendors increased prices, often at a pace exceeding inflation, bolstering the industry’s revenues. Optimism surrounding new developments in artificial intelligence (“AI”) also benefited the software industry, as companies moved to develop applications that utilize it. A maker of software that assesses creditworthiness boosted revenues following price increases, and a data analytics company using AI advanced strongly as excitement about the new technology drove increased demand for its services.
AI also helped stocks in the semiconductors and semiconductor equipment industry. Generative AI is computationally intensive, and the strong interest in the area benefited companies that manufacture specialty microchips that can be used for these applications. New microchip development and a partnership with a major technology company further bolstered the stock of a major semiconductor firm.
The industrials sector further contributed to the Index’s performance, as the strong economy and government investment drove a large increase in construction of new manufacturing capacity. This benefited makers of construction equipment in the machinery industry, boosting sales and profits and allowing for price increases to offset the higher cost of inputs. The building products industry also gained, as homeowners continued to invest in repairs and remodeling even as existing home sales slowed.
The consumer discretionary sector also advanced, driven by strength in the hotels, restaurants, and leisure industry, which benefited from higher spending on travel and increased cruise bookings. On the downside, stocks in the utilities sector declined as rising bond yields made their dividends relatively less attractive to investors.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 16.4%
Industrials ..................................... 15.1
Financials ..................................... 14.5
Health Care ................................... 12.0
Consumer Discretionary ........................... 10.1
Consumer Staples ............................... 6.2
Real Estate .................................... 6.0
Materials ..................................... 5.5
Communication Services ........................... 5.0
Utilities ....................................... 4.8
Energy ....................................... 4.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Splunk, Inc. ................................... 0.2%
Okta, Inc., Class A ............................... 0.2
Hasbro, Inc. ................................... 0.2
Tesla, Inc. ..................................... 0.2
MercadoLibre, Inc. ............................... 0.2
Atlassian Corp., Class A ........................... 0.2
Western Digital Corp. ............................. 0.2
Veeva Systems, Inc., Class A ........................ 0.2
Intuit, Inc. ..................................... 0.2
Cloudflare, Inc., Class A ........................... 0.2
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
August 31, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc. ...................... 4,388 $ 934,249
Boeing Co. (The)
(a)
........................ 3,816 854,899
General Dynamics Corp. .................... 3,860 874,830
HEICO Corp.
(b)
.......................... 2,225 375,380
HEICO Corp. , Class A ...................... 3,770 510,571
Howmet Aerospace, Inc. .................... 17,840 882,545
Huntington Ingalls Industries, Inc. .............. 3,943 868,722
L3Harris Technologies, Inc. .................. 4,778 850,914
Lockheed Martin Corp. ..................... 1,914 858,142
Northrop Grumman Corp. ................... 1,994 863,581
RTX Corp. ............................. 10,078 867,111
Textron, Inc. ............................ 11,499 893,587
TransDigm Group, Inc.
(a)
.................... 1,014 916,504
10,551,035
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 9,229 834,578
Expeditors International of Washington, Inc. ....... 7,543 880,343
FedEx Corp. ............................ 3,338 871,285
United Parcel Service, Inc. , Class B ............ 5,129 868,853
3,455,059
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 8,962 909,195
BorgWarner, Inc. ......................... 21,604 880,363
Lear Corp. ............................. 6,126 882,695
2,672,253
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 71,943 872,669
General Motors Co. ....................... 25,999 871,226
Lucid Group, Inc.
(a) (b)
....................... 137,627 864,298
Rivian Automotive, Inc. , Class A
(b)
.............. 41,466 942,522
Tesla, Inc.
(a)
............................. 3,767 972,187
4,522,902
a
Banks  —  2 .5%
Bank of America Corp. ..................... 29,873 856,459
Citigroup, Inc. ........................... 20,502 846,528
Citizens Financial Group, Inc. ................ 31,551 887,530
Fifth Third Bancorp ....................... 33,691 894,496
First Citizens BancShares, Inc. , Class A .......... 627 852,971
First Horizon Corp. ........................ 68,292 857,065
Huntington Bancshares, Inc. ................. 77,817 862,990
JPMorgan Chase & Co. .................... 5,796 848,129
KeyCorp ............................... 79,637 902,287
M&T Bank Corp. ......................... 6,744 843,337
PNC Financial Services Group, Inc. (The) ........ 7,042 850,181
Regions Financial Corp. .................... 44,778 821,228
Truist Financial Corp. ...................... 30,191 922,335
U.S. Bancorp ........................... 23,664 864,446
Webster Financial Corp. .................... 20,674 876,784
Wells Fargo & Co. ........................ 20,380 841,490
13,828,256
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 12,780 845,141
Coca-Cola Co. (The) ...................... 14,291 855,031
Constellation Brands, Inc. , Class A ............. 3,346 871,834
Keurig Dr Pepper, Inc. ..................... 25,753 866,589
Molson Coors Beverage Co. , Class B ........... 13,774 874,511
Monster Beverage Corp.
(a)
................... 15,044 863,676
Security Shares Value
a
Beverages (continued)
PepsiCo, Inc. ........................... 4,872 $ 866,826
6,043,608
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 5,787 850,458
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,578 905,620
Amgen, Inc. ............................ 3,333 854,381
Biogen, Inc.
(a)
........................... 3,247 868,118
BioMarin Pharmaceutical, Inc. ................ 9,614 878,527
Exact Sciences Corp.
(a) (b)
.................... 10,501 878,619
Gilead Sciences, Inc. ...................... 11,374 869,884
Horizon Therapeutics PLC ................... 8,281 933,600
Incyte Corp.
(a)
........................... 13,333 860,378
Moderna, Inc. ........................... 7,760 877,423
Neurocrine Biosciences, Inc.
(a)
................ 8,017 872,971
Regeneron Pharmaceuticals, Inc.
(a)
............. 1,028 849,632
Seagen, Inc.
(a)
........................... 4,473 921,751
United Therapeutics Corp. ................... 3,745 840,228
Vertex Pharmaceuticals, Inc.
(a)
................ 2,461 857,265
13,118,855
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 6,450 890,164
eBay, Inc. .............................. 20,079 899,138
Etsy, Inc.
(a)
............................. 11,733 863,197
MercadoLibre, Inc.
(a)
....................... 704 966,141
3,618,640
a
Building Products  —  1 .8%
A O Smith Corp. ......................... 12,560 910,600
Allegion PLC ............................ 8,044 915,488
Builders FirstSource, Inc.
(b)
.................. 6,532 947,401
Carlisle Companies, Inc. .................... 3,273 860,865
Carrier Global Corp. ....................... 16,252 933,677
Fortune Brands Innovations, Inc. .............. 13,072 902,230
Johnson Controls International PLC ............ 14,664 866,056
Lennox International, Inc. ................... 2,500 942,025
Masco Corp. ............................ 15,433 910,701
Owens Corning .......................... 6,384 918,721
Trane Technologies PLC .................... 4,377 898,423
10,006,187
a
Capital Markets  —  4 .8%
Ameriprise Financial, Inc. ................... 2,604 879,058
Ares Management Corp. , Class A .............. 8,848 915,237
Bank of New York Mellon Corp. (The) ........... 19,798 888,336
BlackRock, Inc.
(c)
......................... 1,287 901,595
Blackstone, Inc. , NVS ...................... 8,797 935,737
Carlyle Group, Inc. (The) .................... 29,580 956,913
Cboe Global Markets, Inc. ................... 5,754 861,431
Charles Schwab Corp. (The) ................. 14,616 864,536
CME Group, Inc. , Class A ................... 4,281 867,673
Coinbase Global, Inc. , Class A
(b)
............... 11,587 922,325
FactSet Research Systems, Inc. ............... 2,015 879,366
Franklin Resources, Inc. .................... 33,559 897,368
Goldman Sachs Group, Inc. (The) ............. 2,682 878,918
Intercontinental Exchange, Inc. ............... 7,607 897,550
Invesco Ltd. ............................ 57,656 917,884
KKR & Co., Inc. .......................... 14,523 912,190
LPL Financial Holdings, Inc. .................. 3,744 863,329
MarketAxess Holdings, Inc. .................. 3,441 829,040
Moody's Corp. ........................... 2,651 892,857
Morgan Stanley .......................... 10,271 874,576
MSCI, Inc. , Class A ....................... 1,654 899,147
Nasdaq, Inc. ............................ 16,664 874,527

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Capital Markets (continued)
Northern Trust Corp. ....................... 11,365 $ 864,536
Raymond James Financial, Inc. ............... 8,282 866,214
Robinhood Markets, Inc. , Class A .............. 80,908 881,088
S&P Global, Inc. ......................... 2,286 893,506
SEI Investments Co. ....................... 14,159 878,708
State Street Corp. ........................ 12,821 881,316
T Rowe Price Group, Inc. ................... 8,045 902,890
Tradeweb Markets, Inc. , Class A ............... 10,318 891,785
26,669,636
a
Chemicals  —  2 .9%
Air Products and Chemicals, Inc. .............. 3,031 895,630
Albemarle Corp. ......................... 4,586 911,284
Celanese Corp. .......................... 7,347 928,367
CF Industries Holdings, Inc. .................. 10,987 846,768
Corteva, Inc. ............................ 17,162 866,853
Dow, Inc. .............................. 15,978 871,760
DuPont de Nemours, Inc. ................... 11,598 891,770
Eastman Chemical Co. ..................... 10,374 881,894
Ecolab, Inc. ............................ 4,794 881,185
FMC Corp. ............................. 9,756 841,260
International Flavors & Fragrances, Inc. .......... 13,307 937,478
Linde PLC ............................. 2,291 886,709
LyondellBasell Industries NV , Class A ........... 8,850 874,114
Mosaic Co. (The) ......................... 21,932 852,058
PPG Industries, Inc. ....................... 6,233 883,590
RPM International, Inc. ..................... 8,610 858,761
Sherwin-Williams Co. (The) .................. 3,213 873,036
Westlake Corp. .......................... 6,620 867,088
15,849,605
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 1,783 898,935
Copart, Inc.
(a)
........................... 19,869 890,727
Republic Services, Inc. ..................... 5,893 849,358
Rollins, Inc. ............................. 21,674 857,640
Waste Connections, Inc. .................... 6,264 858,106
Waste Management, Inc. .................... 5,435 852,099
5,206,865
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 4,720 921,486
Cisco Systems, Inc. ....................... 15,651 897,585
F5, Inc.
(a)
.............................. 5,551 908,477
Juniper Networks, Inc. ..................... 30,835 897,915
Motorola Solutions, Inc. .................... 3,113 882,753
4,508,216
a
Construction & Engineering  —  0 .3%
AECOM ............................... 9,982 875,921
Quanta Services, Inc. ...................... 4,269 895,935
1,771,856
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 2,003 894,159
Vulcan Materials Co. ...................... 4,075 889,369
1,783,528
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 31,867 882,397
American Express Co. ..................... 5,381 850,144
Capital One Financial Corp. .................. 8,297 849,530
Discover Financial Services .................. 9,374 844,316
Synchrony Financial ....................... 26,343 850,352
4,276,739
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .4%
Albertsons Companies, Inc. , Class A ............ 39,969 $ 895,306
Costco Wholesale Corp. .................... 1,596 876,651
Dollar General Corp. ...................... 5,292 732,942
Dollar Tree, Inc.
(a)
......................... 6,077 743,582
Kroger Co. (The) ......................... 18,219 845,179
Sysco Corp. ............................ 12,156 846,665
Target Corp. ............................ 6,734 852,188
Walgreens Boots Alliance, Inc. ................ 32,558 824,043
Walmart, Inc. ............................ 5,497 893,867
7,510,423
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 91,288 889,145
Avery Dennison Corp. ...................... 4,871 917,599
Ball Corp. .............................. 16,289 886,936
Crown Holdings, Inc. ...................... 9,918 919,002
International Paper Co. ..................... 25,429 887,981
Packaging Corp. of America ................. 5,972 890,425
Sealed Air Corp. ......................... 25,180 933,171
Westrock Co. ........................... 27,534 900,637
7,224,896
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 5,607 861,964
LKQ Corp. ............................. 16,486 866,010
Pool Corp. ............................. 2,469 902,666
2,630,640
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 13,547 881,232
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 61,083 903,417
Liberty Global PLC , Class C , NVS
(a)
............ 45,033 893,455
Verizon Communications, Inc. ................ 26,142 914,447
2,711,319
a
Electric Utilities  —  2 .5%
Alliant Energy Corp. ....................... 17,175 861,670
American Electric Power Co., Inc. .............. 10,977 860,597
Constellation Energy Corp. .................. 8,214 855,570
Duke Energy Corp. ....................... 9,639 855,943
Edison International ....................... 12,533 862,897
Entergy Corp. ........................... 9,081 864,965
Evergy, Inc. ............................. 15,394 846,208
Eversource Energy ....................... 13,494 861,187
Exelon Corp. ............................ 21,753 872,730
FirstEnergy Corp. ........................ 24,055 867,664
NextEra Energy, Inc. ...................... 12,856 858,781
NRG Energy, Inc. ......................... 23,516 883,026
PG&E Corp. ............................ 51,834 844,894
PPL Corp. ............................. 34,220 852,763
Southern Co. (The) ....................... 12,770 864,912
Xcel Energy, Inc. ......................... 14,868 849,409
13,763,216
a
Electrical Equipment  —  1 .1%
AMETEK, Inc. ........................... 5,601 893,416
Eaton Corp. PLC ......................... 4,033 929,082
Emerson Electric Co. ...................... 9,135 897,514
Generac Holdings, Inc. ..................... 7,448 884,897
Hubbell, Inc. ............................ 2,819 919,135
Rockwell Automation, Inc.
(b)
.................. 2,955 922,196
Sensata Technologies Holding PLC ............ 23,047 867,028
6,313,268
a

Schedule of Investments
(continued)
August 31, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  1 .8%
Amphenol Corp. , Class A ................... 10,151 $ 897,145
Arrow Electronics, Inc. ..................... 6,732 898,251
CDW Corp. ............................. 4,314 910,901
Cognex Corp. ........................... 18,542 872,957
Corning, Inc. ............................ 27,034 887,256
Jabil, Inc. .............................. 8,172 935,040
Keysight Technologies, Inc.
(a)
................. 6,639 884,979
TE Connectivity Ltd. ....................... 6,753 894,030
Teledyne Technologies, Inc. .................. 2,135 893,071
Trimble, Inc.
(a)
........................... 16,397 898,392
Zebra Technologies Corp. , Class A
(a)
............ 3,226 887,182
9,859,204
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 24,832 898,670
Halliburton Co. .......................... 22,351 863,196
Schlumberger Ltd. ........................ 15,163 894,010
2,655,876
a
Entertainment  —  1 .6%
Activision Blizzard, Inc. ..................... 9,570 880,344
Electronic Arts, Inc. ....................... 7,280 873,454
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 13,049 897,641
Live Nation Entertainment, Inc.
(a)
.............. 10,296 870,321
Netflix, Inc.
(a)
............................ 2,123 920,703
ROBLOX Corp. , Class A .................... 31,781 899,085
Roku, Inc. , Class A ........................ 11,207 910,008
Take-Two Interactive Software, Inc.
(b)
............ 6,199 881,498
Walt Disney Co. (The)
(a)
.................... 10,052 841,151
Warner Bros Discovery, Inc. , Series A ........... 68,421 899,052
8,873,257
a
Financial Services  —  2 .1%
Apollo Global Management, Inc. ............... 10,684 933,141
Berkshire Hathaway, Inc. , Class B
(a)
............ 2,460 886,092
Block, Inc. , Class A
(a)
...................... 15,012 865,442
Equitable Holdings, Inc. .................... 31,504 907,315
Fidelity National Information Services, Inc. ........ 15,517 866,780
Fiserv, Inc.
(a)
............................ 7,259 881,170
FleetCor Technologies, Inc.
(a)
................. 3,362 913,556
Global Payments, Inc. ..................... 7,035 891,264
Jack Henry & Associates, Inc. ................ 5,579 874,676
Mastercard, Inc. , Class A .................... 2,190 903,682
PayPal Holdings, Inc.
(a)
..................... 14,518 907,520
Toast, Inc. , Class A ........................ 40,132 889,726
Visa, Inc. , Class A ........................ 3,615 888,133
11,608,497
a
Food Products  —  2 .3%
Archer-Daniels-Midland Co. .................. 10,516 833,919
Bunge Ltd. ............................. 7,704 880,721
Campbell Soup Co. ....................... 20,439 852,306
Conagra Brands, Inc. ...................... 28,891 863,263
Darling Ingredients, Inc. .................... 13,694 845,742
General Mills, Inc. ........................ 12,499 845,682
Hershey Co. (The) ........................ 3,979 854,928
Hormel Foods Corp. ....................... 22,196 856,544
J M Smucker Co. (The) ..................... 6,176 895,211
Kellogg Co. ............................. 14,098 860,260
Kraft Heinz Co. (The) ...................... 25,721 851,108
Lamb Weston Holdings, Inc. ................. 9,105 886,918
McCormick & Co., Inc. , NVS ................. 10,316 846,737
Mondelez International, Inc. , Class A ............ 12,197 869,158
Security Shares Value
a
Food Products (continued)
Tyson Foods, Inc. , Class A .................. 15,817 $ 842,572
12,885,069
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 7,405 858,610
a
Ground Transportation  —  1 .2%
CSX Corp. ............................. 28,113 849,013
JB Hunt Transport Services, Inc. .............. 4,531 851,284
Knight-Swift Transportation Holdings, Inc. , Class A .. 15,376 842,912
Norfolk Southern Corp. ..................... 4,109 842,386
Old Dominion Freight Line, Inc. ............... 2,165 925,256
Uber Technologies, Inc.
(a)
................... 19,448 918,529
U-Haul Holding Co. , Series N , NVS ............. 15,955 849,444
Union Pacific Corp. ....................... 3,873 854,268
6,933,092
a
Health Care Equipment & Supplies  —  3 .1%
Abbott Laboratories ....................... 8,313 855,408
Align Technology, Inc.
(a)
..................... 2,538 939,415
Baxter International, Inc. .................... 20,557 834,614
Becton Dickinson & Co. .................... 3,146 879,150
Boston Scientific Corp.
(a)
.................... 17,117 923,291
Cooper Companies, Inc. (The) ................ 2,319 858,007
Dentsply Sirona, Inc. ...................... 22,977 852,217
Dexcom, Inc.
(a)
.......................... 8,235 831,570
Edwards Lifesciences Corp.
(a)
................ 11,285 862,964
GE HealthCare Technologies, Inc. ............. 12,492 880,061
Hologic, Inc.
(a)
........................... 11,470 857,268
IDEXX Laboratories, Inc.
(a)
................... 1,792 916,447
Insulet Corp.
(a)
........................... 4,358 835,472
Intuitive Surgical, Inc.
(a)
..................... 3,008 940,542
Medtronic PLC .......................... 10,569 861,374
ResMed, Inc. ........................... 5,175 825,878
STERIS PLC ............................ 3,890 893,105
Stryker Corp. ........................... 3,127 886,661
Teleflex, Inc. ............................ 3,949 840,110
Zimmer Biomet Holdings, Inc. ................ 7,161 853,018
17,426,572
a
Health Care Providers & Services  —  2 .4%
Cardinal Health, Inc. ....................... 9,949 868,846
Cencora, Inc. ........................... 4,785 842,064
Centene Corp.
(a)
......................... 13,538 834,618
Cigna Group (The) ........................ 3,081 851,157
CVS Health Corp. ........................ 12,876 839,129
DaVita, Inc.
(a)
............................ 8,490 869,546
Elevance Health, Inc. ...................... 1,855 819,928
HCA Healthcare, Inc. ...................... 3,143 871,554
Henry Schein, Inc.
(a)
....................... 11,309 865,591
Humana, Inc. ........................... 1,759 812,007
Laboratory Corp. of America Holdings ........... 4,011 834,689
McKesson Corp. ......................... 2,034 838,659
Molina Healthcare, Inc. ..................... 2,711 840,735
Quest Diagnostics, Inc. ..................... 6,510 856,065
UnitedHealth Group, Inc. .................... 1,741 829,726
Universal Health Services, Inc. , Class B ......... 6,728 906,262
13,580,576
a
Health Care REITs  —  0 .6%
Healthcare Realty Trust, Inc. , Class A ........... 51,361 899,845
Healthpeak Properties, Inc. .................. 43,507 895,374
Ventas, Inc. ............................ 20,720 905,049
Welltower, Inc. ........................... 10,778 893,281
3,593,549
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 4,614 $ 962,942
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 54,100 854,239
a
Hotels, Restaurants & Leisure  —  3 .5%
Airbnb, Inc. , Class A
(a)
...................... 7,003 921,245
Aramark ............................... 23,633 878,675
Booking Holdings, Inc.
(a)
.................... 283 878,723
Caesars Entertainment, Inc.
(a)
................ 16,938 935,994
Carnival Corp.
(a) (b)
......................... 55,693 881,063
Chipotle Mexican Grill, Inc.
(a)
................. 462 890,108
Darden Restaurants, Inc. ................... 5,561 864,791
Domino's Pizza, Inc. ....................... 2,289 886,759
DoorDash, Inc. , Class A .................... 11,330 953,193
DraftKings, Inc. , Class A .................... 30,804 913,339
Expedia Group, Inc.
(a)
...................... 8,027 870,047
Hilton Worldwide Holdings, Inc. ............... 5,828 866,332
Hyatt Hotels Corp. , Class A
(b)
................. 7,679 863,196
Las Vegas Sands Corp. .................... 16,257 891,859
Marriott International, Inc. , Class A ............. 4,343 883,844
McDonald's Corp. ........................ 3,082 866,504
MGM Resorts International .................. 20,442 899,039
Royal Caribbean Cruises Ltd.
(a)
............... 8,768 867,506
Starbucks Corp. .......................... 8,943 871,406
Vail Resorts, Inc. ......................... 3,832 867,258
Wynn Resorts Ltd. ........................ 9,140 926,613
Yum! Brands, Inc. ........................ 6,699 866,717
19,544,211
a
Household Durables  —  1 .1%
DR Horton, Inc. .......................... 7,467 888,722
Garmin Ltd. ............................. 8,498 900,958
Lennar Corp. , Class A ...................... 7,469 889,483
Mohawk Industries, Inc.
(a)
................... 8,898 902,168
NVR, Inc. .............................. 144 918,336
PulteGroup, Inc. ......................... 11,131 913,410
Whirlpool Corp. .......................... 6,494 908,900
6,321,977
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 9,345 904,316
Clorox Co. (The) ......................... 5,746 898,962
Colgate-Palmolive Co. ..................... 11,691 858,938
Kimberly-Clark Corp. ...................... 6,799 875,915
Procter & Gamble Co. (The) ................. 5,695 878,966
4,417,097
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 48,085 862,164
Vistra Corp. ............................ 29,001 911,211
1,773,375
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 8,719 930,056
General Electric Co. ....................... 7,736 885,462
Honeywell International, Inc. ................. 4,617 867,719
2,683,237
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 7,193 893,371
a
Insurance  —  4 .1%
Aflac, Inc. .............................. 11,651 868,815
Allstate Corp. (The) ....................... 8,188 882,748
American Financial Group, Inc. ............... 7,553 875,544
Security Shares Value
a
Insurance (continued)
American International Group, Inc. ............. 14,991 $ 877,273
Aon PLC , Class A ........................ 2,669 889,818
Arch Capital Group Ltd.
(a)
................... 11,532 886,350
Arthur J Gallagher & Co. .................... 3,894 897,489
Assurant, Inc. ........................... 5,940 827,620
Brown & Brown, Inc. ....................... 12,094 896,166
Chubb Ltd. ............................. 4,322 868,160
Cincinnati Financial Corp. ................... 8,325 880,702
Erie Indemnity Co. , Class A , NVS .............. 3,099 863,784
Everest Group Ltd. ........................ 2,475 892,683
Fidelity National Financial, Inc. ................ 21,745 900,243
Globe Life, Inc. .......................... 7,676 856,411
Hartford Financial Services Group, Inc. (The) ...... 12,108 869,597
Loews Corp. ............................ 14,033 871,309
Markel Group, Inc.
(a)
....................... 586 866,647
Marsh & McLennan Companies, Inc. ............ 4,575 892,079
MetLife, Inc. ............................ 14,034 888,914
Principal Financial Group, Inc. ................ 11,420 887,448
Progressive Corp. (The) .................... 6,536 872,360
Prudential Financial, Inc. .................... 9,509 900,217
Travelers Companies, Inc. (The) ............... 5,334 860,001
W R Berkley Corp. ........................ 14,129 874,020
Willis Towers Watson PLC ................... 4,287 886,380
22,832,778
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class A
(a)
.................... 3,554 483,948
Alphabet, Inc. , Class C , NVS
(a)
................ 3,169 435,262
Match Group, Inc.
(a)
....................... 19,689 922,823
Meta Platforms, Inc. , Class A
(a)
................ 2,996 886,487
Pinterest, Inc. , Class A
(a)
.................... 31,602 868,739
Snap, Inc. , Class A , NVS
(a) (b)
................. 92,275 955,046
ZoomInfo Technologies, Inc. ................. 48,895 881,088
5,433,393
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 2,827 915,298
Akamai Technologies, Inc.
(a)
.................. 8,633 907,242
Cloudflare, Inc. , Class A
(a) (b)
.................. 14,765 960,168
Cognizant Technology Solutions Corp. , Class A ..... 12,606 902,715
EPAM Systems, Inc.
(a)
...................... 3,592 930,292
Gartner, Inc.
(a)
........................... 2,603 910,217
GoDaddy, Inc. , Class A ..................... 12,241 887,595
International Business Machines Corp. .......... 6,096 895,076
MongoDB, Inc. , Class A
(a)
................... 2,432 927,321
Okta, Inc. , Class A
(a)
....................... 11,817 986,838
Snowflake, Inc. , Class A
(a)
................... 5,671 889,496
Twilio, Inc. , Class A ....................... 14,349 914,175
VeriSign, Inc.
(a)
.......................... 4,267 886,640
11,913,073
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 13,687 985,464
a
Life Sciences Tools & Services  —  2 .2%
Agilent Technologies, Inc. ................... 7,260 878,968
Avantor, Inc. ............................ 39,403 853,075
Bio-Rad Laboratories, Inc. , Class A ............. 2,275 910,455
Bio-Techne Corp. ......................... 10,972 860,205
Charles River Laboratories International, Inc.
(a)
..... 4,304 890,153
Danaher Corp. .......................... 3,464 917,960
Illumina, Inc.
(a) (b)
.......................... 5,137 848,735
IQVIA Holdings, Inc.
(a)
...................... 4,042 899,871
Mettler-Toledo International, Inc.
(a)
............. 735 891,908
Repligen Corp.
(a)
......................... 5,374 934,592

Schedule of Investments
(continued)
August 31, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Life Sciences Tools & Services (continued)
Revvity, Inc. ............................ 7,581 $ 887,205
Thermo Fisher Scientific, Inc. ................. 1,623 904,173
Waters Corp.
(a)
.......................... 3,234 908,107
West Pharmaceutical Services, Inc. ............ 2,209 898,842
12,484,249
a
Machinery  —  3 .1%
Caterpillar, Inc. .......................... 3,194 897,929
Cummins, Inc. ........................... 3,711 853,678
Deere & Co. ............................ 2,219 911,876
Dover Corp. ............................ 6,181 916,642
Fortive Corp. ............................ 11,356 895,421
Graco, Inc. ............................. 11,433 902,521
IDEX Corp. ............................. 3,916 886,582
Illinois Tool Works, Inc. ..................... 3,679 910,001
Ingersoll Rand, Inc. ....................... 13,003 905,139
Nordson Corp. ........................... 3,756 916,990
Otis Worldwide Corp. ...................... 10,349 885,357
PACCAR, Inc. ........................... 10,275 845,530
Parker-Hannifin Corp. ...................... 2,187 911,760
Pentair PLC ............................ 13,053 917,104
Snap-on, Inc. ........................... 3,238 869,727
Stanley Black & Decker, Inc. ................. 9,669 912,560
Toro Co. (The) ........................... 8,811 901,541
Westinghouse Air Brake Technologies Corp. ....... 7,792 876,756
Xylem, Inc. ............................. 8,642 894,793
17,011,907
a
Media  —  1 .8%
Charter Communications, Inc. , Class A
(a)
......... 2,073 908,223
Comcast Corp. , Class A .................... 18,914 884,419
Fox Corp. , Class A , NVS .................... 17,521 579,244
Fox Corp. , Class B ........................ 9,177 280,082
Interpublic Group of Companies, Inc. (The) ....... 26,654 869,187
Liberty Broadband Corp. , Class C , NVS .......... 9,732 910,526
Liberty Media Corp.-Liberty SiriusXM , Series C ..... 36,010 880,084
News Corp. , Class A , NVS .................. 42,111 904,965
Omnicom Group, Inc. ...................... 10,853 879,202
Paramount Global , Class B , NVS .............. 59,004 890,370
Sirius XM Holdings, Inc.
(b)
................... 197,837 870,483
Trade Desk, Inc. (The) , Class A
(a)
.............. 11,822 946,115
9,802,900
a
Metals & Mining  —  1 .0%
Cleveland-Cliffs, Inc. ...................... 57,721 882,554
Freeport-McMoRan, Inc. .................... 22,373 892,906
Newmont Corp. .......................... 22,525 887,935
Nucor Corp. ............................ 5,186 892,511
Reliance Steel & Aluminum Co. ............... 3,135 893,350
Steel Dynamics, Inc. ....................... 8,342 889,174
5,338,430
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 45,279 917,805
a
Multi-Utilities  —  1 .5%
Ameren Corp. ........................... 10,783 854,768
CenterPoint Energy, Inc. .................... 30,561 852,346
CMS Energy Corp. ........................ 15,323 860,999
Consolidated Edison, Inc. ................... 9,728 865,403
Dominion Energy, Inc. ...................... 17,930 870,322
DTE Energy Co. ......................... 8,241 851,955
NiSource, Inc. ........................... 32,791 877,487
Public Service Enterprise Group, Inc. ........... 14,343 876,071
Sempra ............................... 12,150 853,173
Security Shares Value
a
Multi-Utilities (continued)
WEC Energy Group, Inc. .................... 10,147 $ 853,566
8,616,090
a
Office REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 7,565 880,112
Boston Properties, Inc. ..................... 13,870 926,100
1,806,212
a
Oil, Gas & Consumable Fuels  —  3 .9%
APA Corp. ............................. 19,865 870,882
Cheniere Energy, Inc. ...................... 5,290 863,328
Chesapeake Energy Corp. .................. 9,983 880,600
Chevron Corp. ........................... 5,413 872,034
ConocoPhillips .......................... 7,404 881,298
Coterra Energy, Inc. ....................... 30,746 866,730
Devon Energy Corp. ....................... 17,244 880,996
Diamondback Energy, Inc. ................... 5,847 887,458
EOG Resources, Inc. ...................... 6,656 856,095
EQT Corp. ............................. 19,521 843,698
Exxon Mobil Corp. ........................ 7,957 884,739
Hess Corp. ............................. 5,650 872,925
HF Sinclair Corp. ......................... 15,369 846,678
Kinder Morgan, Inc. , Class P ................. 49,876 858,865
Marathon Oil Corp. ........................ 32,834 865,176
Marathon Petroleum Corp. .................. 6,101 871,040
Occidental Petroleum Corp. .................. 13,595 853,630
ONEOK, Inc. ............................ 13,289 866,443
Ovintiv, Inc. ............................. 18,140 851,854
Phillips 66 .............................. 7,670 875,607
Pioneer Natural Resources Co. ............... 3,659 870,586
Targa Resources Corp. ..................... 10,285 887,081
Texas Pacific Land Corp. .................... 464 874,524
Valero Energy Corp. ....................... 6,625 860,587
Williams Companies, Inc. (The) ............... 24,955 861,696
21,704,550
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 20,812 892,418
Southwest Airlines Co. ..................... 27,148 857,877
1,750,295
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 5,691 913,576
Kenvue, Inc. ............................ 36,709 846,143
1,759,719
a
Pharmaceuticals  —  1 .6%
Bristol-Myers Squibb Co. .................... 13,942 859,524
Catalent, Inc.
(a) (b)
......................... 19,160 957,425
Eli Lilly & Co. ........................... 1,584 877,853
Jazz Pharmaceuticals PLC .................. 6,255 896,717
Johnson & Johnson ....................... 5,163 834,754
Merck & Co., Inc. ......................... 7,875 858,218
Pfizer, Inc. ............................. 23,366 826,689
Royalty Pharma PLC ...................... 29,069 866,838
Viatris, Inc. ............................. 77,295 830,921
Zoetis, Inc. , Class A ....................... 4,781 910,828
8,719,767
a
Professional Services  —  2 .4%
Automatic Data Processing, Inc. ............... 3,460 880,951
Booz Allen Hamilton Holding Corp. , Class A ....... 7,696 872,034
Broadridge Financial Solutions, Inc. ............ 4,881 908,891
Ceridian HCM Holding, Inc.
(a) (b)
................ 12,426 901,134
Clarivate PLC
(a) (b)
......................... 120,855 897,953
Equifax, Inc. ............................ 4,501 930,357

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services (continued)
Jacobs Solutions, Inc. ...................... 6,378 $ 859,882
Leidos Holdings, Inc. ...................... 9,018 879,345
Paychex, Inc. ........................... 7,192 879,078
Paycom Software, Inc. ..................... 3,048 898,672
Paylocity Holding Corp. ..................... 4,469 896,034
Robert Half, Inc. ......................... 11,550 854,238
SS&C Technologies Holdings, Inc. ............. 15,693 901,092
TransUnion ............................. 11,254 914,050
Verisk Analytics, Inc. ....................... 3,725 902,269
13,375,980
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 10,628 903,911
CoStar Group, Inc.
(a)
....................... 11,010 902,710
Zillow Group, Inc. , Class C , NVS
(a)
............. 17,638 919,998
2,726,619
a
Residential REITs  —  1 .6%
American Homes 4 Rent , Class A .............. 25,036 902,297
AvalonBay Communities, Inc. ................ 4,870 895,203
Camden Property Trust ..................... 8,221 884,744
Equity LifeStyle Properties, Inc. ............... 13,198 883,738
Equity Residential ........................ 13,729 890,051
Essex Property Trust, Inc. ................... 3,722 887,288
Invitation Homes, Inc. ...................... 26,287 896,124
Mid-America Apartment Communities, Inc. ........ 6,069 881,401
Sun Communities, Inc. ..................... 7,213 883,016
UDR, Inc. .............................. 22,666 904,373
8,908,235
a
Retail REITs  —  0 .6%
Kimco Realty Corp. ....................... 45,860 868,589
Realty Income Corp. ....................... 15,350 860,214
Regency Centers Corp. .................... 14,331 891,388
Simon Property Group, Inc. .................. 7,686 872,284
3,492,475
a
Semiconductors & Semiconductor Equipment  —  4 .0%
Advanced Micro Devices, Inc.
(a)
............... 7,996 845,337
Analog Devices, Inc. ....................... 4,867 884,723
Applied Materials, Inc. ..................... 5,839 891,966
Broadcom, Inc. .......................... 1,008 930,273
Enphase Energy, Inc.
(a) (b)
.................... 6,606 835,857
Entegris, Inc. ............................ 8,831 894,315
First Solar, Inc. .......................... 4,742 896,807
Intel Corp. ............................. 26,166 919,473
KLA Corp. .............................. 1,769 887,808
Lam Research Corp. ...................... 1,296 910,310
Lattice Semiconductor Corp. ................. 9,506 924,554
Marvell Technology, Inc. .................... 14,532 846,489
Microchip Technology, Inc. ................... 10,734 878,471
Micron Technology, Inc. ..................... 13,495 943,840
Monolithic Power Systems, Inc. ............... 1,741 907,427
NVIDIA Corp. ........................... 1,866 920,964
NXP Semiconductors NV ................... 4,305 885,625
ON Semiconductor Corp.
(a)
.................. 9,320 917,647
Qorvo, Inc.
(a)
............................ 8,607 924,306
QUALCOMM, Inc. ........................ 7,823 895,968
Skyworks Solutions, Inc. .................... 8,089 879,598
SolarEdge Technologies, Inc.
(b)
................ 5,237 851,379
Teradyne, Inc. ........................... 8,430 909,344
Texas Instruments, Inc. ..................... 5,145 864,669
Wolfspeed, Inc.
(a) (b)
........................ 19,443 929,764
22,376,914
a
Security Shares Value
a
Software  —  6 .3%
Adobe, Inc.
(a)
............................ 1,679 $ 939,132
ANSYS, Inc.
(a)
........................... 2,915 929,506
Aspen Technology, Inc.
(a)
.................... 4,488 870,672
Atlassian Corp. , Class A .................... 4,729 965,000
Autodesk, Inc.
(a)
.......................... 4,281 950,125
Bentley Systems, Inc. , Class B ................ 18,739 935,263
BILL Holdings, Inc.
(a) (b)
...................... 8,070 930,471
Black Knight, Inc. ......................... 11,734 888,968
Cadence Design Systems, Inc.
(a)
.............. 3,848 925,213
Confluent, Inc. , Class A ..................... 25,874 856,171
Crowdstrike Holdings, Inc. , Class A ............. 5,626 917,207
Datadog, Inc. , Class A
(a)
.................... 9,138 881,634
DocuSign, Inc. ........................... 17,976 904,193
Dropbox, Inc. , Class A
(a)
.................... 32,291 897,367
Dynatrace, Inc. .......................... 18,617 897,339
Fair Isaac Corp.
(a)
......................... 1,026 928,109
Fortinet, Inc.
(a)
........................... 14,741 887,556
Gen Digital, Inc. .......................... 41,915 848,779
HubSpot, Inc.
(a)
.......................... 1,719 939,468
Intuit, Inc. .............................. 1,774 961,171
Manhattan Associates, Inc.
(a)
................. 4,493 910,372
Microsoft Corp. .......................... 2,688 881,019
Oracle Corp. ............................ 7,442 895,942
Palantir Technologies, Inc. , Class A ............. 60,019 899,085
Palo Alto Networks, Inc.
(a) (b)
.................. 3,619 880,503
PTC, Inc.
(a)
............................. 6,143 904,065
Roper Technologies, Inc. .................... 1,782 889,325
Salesforce, Inc.
(a)
......................... 4,134 915,516
ServiceNow, Inc.
(a) (b)
....................... 1,563 920,341
Splunk, Inc.
(a)
........................... 8,774 1,063,935
Synopsys, Inc.
(a)
......................... 1,986 911,356
Tyler Technologies, Inc.
(a)
................... 2,301 916,787
UiPath, Inc. , Class A
(b)
..................... 57,219 904,632
Unity Software, Inc. ....................... 25,183 933,534
VMware, Inc. , Class A
(a)
.................... 5,366 905,673
Workday, Inc. , Class A
(a)
.................... 3,823 934,724
Zoom Video Communications, Inc. , Class A ....... 12,840 912,025
Zscaler, Inc.
(a)
........................... 6,080 948,784
34,780,962
a
Specialized REITs  —  1 .8%
American Tower Corp. ..................... 4,927 893,364
Crown Castle, Inc. ........................ 8,683 872,641
Digital Realty Trust, Inc. .................... 7,214 950,228
Equinix, Inc. ............................ 1,153 900,931
Extra Space Storage, Inc. ................... 6,762 870,134
Gaming and Leisure Properties, Inc. ............ 18,875 894,675
Iron Mountain, Inc. ........................ 14,787 939,566
Public Storage ........................... 3,160 873,361
SBA Communications Corp. , Class A ............ 3,956 888,241
VICI Properties, Inc. ....................... 28,909 891,553
Weyerhaeuser Co. ........................ 26,749 876,030
9,850,724
a
Specialty Retail  —  2 .1%
AutoZone, Inc.
(a)
......................... 351 888,497
Bath & Body Works, Inc. .................... 23,537 867,809
Best Buy Co., Inc. ........................ 10,997 840,721
Burlington Stores, Inc. ..................... 5,067 822,171
CarMax, Inc.
(a) (b)
.......................... 10,723 875,855
Chewy, Inc. , Class A
(b)
..................... 31,418 753,404
Dick's Sporting Goods, Inc. .................. 5,905 686,988
Home Depot, Inc. (The) .................... 2,678 884,543
Lowe's Companies, Inc. .................... 3,979 917,080
O'Reilly Automotive, Inc.
(a)
................... 913 857,946

Schedule of Investments
(continued)
August 31, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Specialty Retail (continued)
Ross Stores, Inc. ......................... 7,283 $ 887,142
TJX Companies, Inc. (The) .................. 9,684 895,576
Tractor Supply Co. ........................ 4,007 875,529
Ulta Beauty, Inc.
(a)
........................ 1,925 798,933
11,852,194
a
Technology Hardware, Storage & Peripherals  —  1 .3%
Apple, Inc. ............................. 4,917 923,757
Dell Technologies, Inc. , Class C ............... 15,498 871,607
Hewlett Packard Enterprise Co. ............... 51,005 866,575
HP, Inc. ............................... 27,498 816,966
NetApp, Inc. ............................ 11,358 871,159
Seagate Technology Holdings PLC ............. 13,218 935,702
Super Micro Computer, Inc. .................. 3,327 915,191
Western Digital Corp.
(a) (b)
.................... 21,432 964,440
7,165,397
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 1,552 821,148
Lululemon Athletica, Inc.
(a)
................... 2,248 857,072
Nike, Inc. , Class B ........................ 8,381 852,432
VF Corp. .............................. 42,549 840,768
3,371,420
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 20,201 893,288
Philip Morris International, Inc. ................ 9,168 880,678
1,773,966
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 15,135 871,473
Ferguson PLC ........................... 5,599 904,575
United Rentals, Inc. ....................... 1,926 917,816
Watsco, Inc. ............................ 2,489 907,365
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 1,231 $ 879,106
4,480,335
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 6,282 871,564
Essential Utilities, Inc. ...................... 23,452 865,379
1,736,943
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 6,374 868,458
a
Total Long-Term Investments — 99.5%
(Cost: $ 517,891,626 ) ................................ 552,480,239
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.52%
(c) (d) (e)
...................... 13,700,681 13,704,791
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.31%
(c) (d)
............................ 828,406 828,406
a
Total Short-Term Securities — 2.6%
(Cost: $ 14,525,071 ) ................................. 14,533,197
Total Investments — 102.1%
(Cost: $ 532,416,697 ) ................................ 567,013,436
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (11,480,634)
Net Assets — 100.0% ................................. $ 555,532,802
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/23
  Shares Held
at 08/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 19,441,960 $ — $ (5,734,082)
(a)
$ (131) $ (2,956) $ 13,704,791 13,700,681 $ 202,108
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 572,417 255,989
(a)
— — — 828,406 828,406 29,928 —
BlackRock, Inc. . 656,394 456,287 (238,475) 61,308 (33,919) 901,595 1,287 19,662 —
$ 61,177 $ (36,875)
$ 15,434,792
$ 251,698 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended August 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 6 09/15/23 $ 1,355 $ (3,018)
E-Mini S&P MidCap 400 Index ............................................................ 5 09/15/23 1,324 4,372
$ 1,354
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,372 $ — $ — $ — $ 4,372
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,018 $ — $ — $ — $ 3,018
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 35,526 $ — $ — $ — $ 35,526
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 9,725 $ — $ — $ — $ 9,725
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,781,162
a

Schedule of Investments
(continued)
August 31, 2023
iShares
®
MSCI USA Equal Weighted ETF

2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 552,480,239  $ —  $ —  $ 552,480,239
Short-Term Securities
Money Market Funds ...................................... 14,533,197  —  —  14,533,197
$ 567,013,436  $ —  $ —  $ 567,013,436
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,372  $ —  $ —  $ 4,372
Liabilities
Equity Contracts ........................................... (3,018) —  —  (3,018)
$ 1,354  $ —  $ —  $ 1,354
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statement of Assets and Liabilities
August 31, 2023
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 551,578,644
Investments, at value — affiliated
(c)
....................................................................................... 15,434,792
Cash ........................................................................................................... 10,648
Cash pledged:
Futures contracts ................................................................................................. 86,000
Receivables:
Investments sold ................................................................................................. 29,815,519
Securities lending income — affiliated ................................................................................... 13,821
Capital shares sold ................................................................................................ 70,004
Dividends — unaffiliated ............................................................................................ 797,584
Dividends — affiliated .............................................................................................. 3,318
Total assets ......................................................................................................
597,810,330
LIABILITIES
Collateral on securities loaned .......................................................................................... 13,709,502
Payables:
Investments purchased ............................................................................................. 28,525,712
Investment advisory fees ............................................................................................ 40,502
Variation margin on futures contracts .................................................................................... 1,812
Total liabilities .....................................................................................................
42,277,528
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 555,532,802
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 576,260,623
Accumulated loss .................................................................................................. (20,727,821)
NET ASSETS .....................................................................................................
$ 555,532,802
NET ASSET VALUE
Shares outstanding ................................................................................................. 7,000,000
Net asset value .................................................................................................... $ 79.36
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 13,300,213
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 517,017,774
(c)
Investments, at cost — affiliated ....................................................................................... $ 15,398,923

2023
iShares Annual Report to Shareholders
Statement of Operations
Year Ended August 31, 2023
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 7,643,043
Dividends — affiliated .............................................................................................. 49,590
Interest — unaffiliated .............................................................................................. 3,784
Securities lending income — affiliated — net ............................................................................... 202,108
Foreign taxes withheld ............................................................................................. (3,417)
Total investment income ..............................................................................................
7,895,108
EXPENSES
Investment advisory ............................................................................................... 399,511
Total expenses .................................................................................................... 399,511
Net investment income ...............................................................................................
7,495,597
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (29,814,168)
Investments — affiliated ........................................................................................... (3,279)
Futures contracts ............................................................................................... 35,526
In-kind redemptions — unaffiliated
(a)
................................................................................... 30,055,359
In-kind redemptions — affiliated
(a)
.................................................................................... 64,456
337,894
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 29,545,334
Investments — affiliated ........................................................................................... (36,875)
Futures contracts ............................................................................................... 9,725
29,518,184
Net realized and unrealized gain ........................................................................................
29,856,078
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 37,351,675
(a)
See Note 2 of the Notes to Financial Statements.

Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Equal Weighted ETF
Year Ended
08/31/23
Year Ended
08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 7,495,597  $ 7,012,298
Net realized gain ................................................................................ 337,894  23,488,105
Net change in unrealized appreciation (depreciation) ........................................................ 29,518,184  (100,544,068)
Net increase (decrease) in net assets resulting from operations ...................................................
37,351,675  (70,043,665)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(7,198,664) (6,766,523)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
112,912,241  16,185,919
NET ASSETS
Total increase (decrease) in net assets ................................................................... 143,065,252  (60,624,269)
Beginning of year ..................................................................................
412,467,550  473,091,819
End of year ......................................................................................
$ 555,532,802  $ 412,467,550
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Equal Weighted ETF
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Net asset value, beginning of year .........................
$ 74.32  $ 87.61  $ 62.79  $ 58.13  $ 59.33
Net investment income
(a)
............................... 1.27  1.25  1.03  1.09  0.92
Net realized and unrealized gain (loss)
(b)
.....................
5.05  (13.32) 24.72  4.65  (1.11)
Net increase (decrease) from investment operations ..............
6.32  (12.07) 25.75  5.74  (0.19)
Distributions from net investment income
(c)
..................... (1.28) (1.22) (0.93) (1.08) (1.01)
Net asset value, end of year .............................
$ 79.36  $ 74.32  $ 87.61  $ 62.79  $ 58.13
Total Return
(d)
– – – – –
Based on net asset value ................................
8.69% (13.93)% 41.36% 10.18% (0.23)%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0.09% 0.10% 0.15% 0.15% 0.15%
Total expenses after fees waived ...........................
0.09% 0.09% 0.15% 0.15% 0.15%
Net investment income ..................................
1.69% 1.52% 1.34% 1.84% 1.63%
Supplemental Data
Net assets, end of year (000) ..............................
$ 555,533  $ 412,468  $ 473,092  $ 226,062  $ 308,090
Portfolio turnover rate
(f)
..................................
28% 27% 30% 30% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2023, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
iShares ETF
Diversification
Classification
MSCI USA Equal Weighted .............................................................................................. Diversified

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Equal Weighted
Barclays Bank PLC ........................................... $ 1,627,331  $ (1,627,331) $ —  $ —
BNP Paribas SA ............................................. 1,066,741  (1,066,741) —  —
BofA Securities, Inc. .......................................... 1,401,132  (1,362,372) —  38,760
Citadel Clearing LLC .......................................... 17,199  (17,199) —  —
Citigroup Global Markets, Inc. .................................... 760,282  (760,282) —  —
Goldman Sachs & Co. LLC ..................................... 2,015,141  (2,015,141) —  —
HSBC Bank PLC ............................................ 2,940,221  (2,940,221) —  —
J.P. Morgan Securities LLC ..................................... 361,278  (361,278) —  —
Morgan Stanley ............................................. 975,620  (975,620) —  —
National Financial Services LLC .................................. 275,770  (275,770) —  —
Natixis SA ................................................. 12,063  (12,063) —  —
RBC Capital Markets LLC ...................................... 126,215  (126,215) —  —
Toronto-Dominion Bank ........................................ 681,850  (681,850) —  —
UBS AG .................................................. 998,822  (998,822) —  —
Wells Fargo Bank NA ......................................... 40,548  (40,474) —  74
$ 13,300,213  $ (13,261,379)
$ —
$ 38,834
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
MSCI USA Equal Weighted . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09%

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.  The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
August 31, 2023, the Fund paid BTC $55,139 for securities lending agent services.
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Equal Weighted ......................................................... $ 39,988,150  $ 44,661,155  $ (6,501,948)
iShares ETF Purchases Sales
MSCI USA Equal Weighted ........................................................................... $ 124,844,868  $ 125,301,041
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Equal Weighted ........................................................................... $ 228,963,890  $ 116,888,755

Notes to Financial Statements
( continued)

Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2023, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The
Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Equal Weighted ........................................................................... $ 30,030,129  $ (30,030,129)
iShares ETF
Year Ended
08/31/23
Year Ended
08/31/22
MSCI USA Equal Weighted
Ordinary income .......................................................................................... $ 7,198,664  $ 6,766,523
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI USA Equal Weighted .......................................
$ 1,558,838  $ (55,536,677) $ 33,250,018  $ (20,727,821)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Equal Weighted ....................................... $ 533,760,979  $ 63,531,960  $ (30,279,503) $ 33,252,457

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
Year Ended
08/31/23
Year Ended
08/31/22
iShares ETF Shares Amount Shares Amount
MSCI USA Equal Weighted
Shares sold ............................................... 3,000,000  $ 230,557,616  1,350,000  $ 112,623,588
Shares redeemed ........................................... (1,550,000) (117,645,375) (1,200,000) (96,437,669)
1,450,000  $ 112,912,241  150,000  $ 16,185,919

Notes to Financial Statements
( continued)

Notes to Financial Statements
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

2023
iShares Annual Report to Shareholders
To the Board of Directors of
iShares, Inc. and Shareholders of iShares MSCI USA Equal Weighted ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares MSCI USA Equal Weighted ETF (one of the funds constituting iShares, Inc., referred to hereafter as the “Fund”) as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023, and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 23, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2023:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2023:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Equal Weighted .............................................................................................. $ 6,534,488
iShares ETF
Qualified Business
Income
MSCI USA Equal Weighted .............................................................................................. $ 213,786
iShares ETF
Dividends-Received
Deduction
MSCI USA Equal Weighted .............................................................................................. 82 .99%

Board Review and Approval of Investment Advisory Contract

2023
iShares Annual Report to Shareholders
iShares MSCI USA Equal Weighted ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)

2023
iShares Annual Report to Shareholders
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (“AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares MSCI USA
Equal Weighted ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the business they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4.12 million. This figure is comprised of fixed remuneration of USD 685 thousand and variable remuneration of USD 3.44 million. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was
USD 2.96 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 thousand.
These figures relate to the entire Company and not to the Fund.

Supplemental Information
Supplemental Information
(unaudited) (continued)
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI USA Equal Weighted ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”)
investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Director and Officer Information
(unaudited)

2023
iShares Annual Report to Shareholders
The Board of Directors has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Directors who are not “interested persons” (as defined in the 1940 Act) of the Company are referred to as independent directors (“Independent Directors”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the
Exchange-Traded Fund Complex. Each Director also serves as a Trustee of iShares Trust and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 387 funds as of August 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Aaron Wasserman,
the address of each Director and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Directors and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Directors
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Directors
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Director
Robert S. Kapito
(a)
(1957)
Director (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Trustee
of iShares U.S. ETF Trust (since 2011); Trustee
of iShares Trust (since 2009)
Salim Ramji
(b)
(1970)
Director (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Trustee of iShares U.S. ETF Trust (since 2019);
Trustee of iShares Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Director
John E. Kerrigan
(1955)
Director (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Trustee of iShares U.S. ETF Trust (since
2011); Trustee of iShares Trust (since 2005);
Independent Board Chair of iShares Trust and
iShares U.S. ETF Trust (since 2022).
Jane D. Carlin
(1956)
Director (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Trustee of iShares U.S. ETF Trust (since 2015);
Trustee of iShares Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of
The Hanover Insurance Group, Inc. (since
2016).
Richard L. Fagnani
(1954)
Director (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Trustee of iShares U.S. ETF Trust (since 2017);
Trustee of iShares Trust (since 2017).
Cecilia H. Herbert
(1949)
Director (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Member of the Wyoming State Investment
Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts
(since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of
Salient MF Trust (4 portfolios) (2015-2018).
Trustee of iShares U.S. ETF Trust (since 2011);
Trustee of iShares Trust (since 2005).
Drew E. Lawton
(1959)
Director (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Trustee of iShares U.S. ETF Trust (since 2017);
Trustee of iShares Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Director and Officer Information
(unaudited) ( continued)

Director and Officer Information
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Director
John E. Martinez
(1961)
Director (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Trustee of iShares U.S. ETF Trust (since 2011);
Trustee of iShares Trust (since 2003).
Madhav V. Rajan
(1964)
Director (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Trustee of iShares U.S. ETF Trust (since 2011);
Trustee of iShares Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik Rohé
(1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent Walker
(1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Aaron Wasserman
(1974)
Chief Compliance
Officer (since 2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Funds Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel Aguirre
(1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer Hsui
(1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James Mauro
(1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Independent Directors (
continued
)

General Information

2023
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares

iS-AR-823-0823
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.   Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the one series of the registrant for which the fiscal year-end is August 31, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $12,700 for the fiscal year ended
August 31, 2022
and $13,300 for the fiscal year ended August 31, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed August 31, 2022
and August 31, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $9,700 for the fiscal year ended
August 31, 2022
and $9,700 for the fiscal year ended August 31, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed August 31, 2022 and August 31, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $9,700 for the fiscal year ended
August 31, 2022
and $9,700 for the fiscal year ended August 31, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.   Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b)     Not applicable.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a) (4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Inc.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	October 23, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	October 23, 2023